Recently issued accounting standards (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term debt	$ 453,608		$ 74,859
Line of credit | Drew Holdings Limited - Revolving credit facility | Related party
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term debt	$ 0	$ 0